TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Operating losses carry forwards	$ 2,288	$ 3,548
Reserves, tax allowances, capital losses carry forwards, operating lease and others	4,840	4,029
Total deferred taxes before valuation allowance	7,128	7,577
Valuation allowance	(5,184)	(5,045)
Deferred tax assets, net:	1,944	2,532
Deferred tax liabilities:
Property and equipment, intangible assets, operating lease and others	(595)	(721)
Undistributed earnings of subsidiaries	(430)	(695)
Deferred tax liabilities	(1,025)	(1,416)
Net deferred tax assets (liability)	919	1,116
Domestic [Member]
Deferred tax liabilities:
Deferred tax assets, Domestic	(430)	(695)
Foreign Tax Authority [Member]
Deferred tax liabilities:
Deferred tax assets, Foreign	$ 1,349	$ 1,811